Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Schedule of changes in share capital
	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$
Balance, December 31, 2019	72	151,588	7,905,727	73,586,337	467,451	4,321,989
Shares issued [b] [e] [f] [g] [i] [j]	-	-	8,925,942	22,242,975	6,335,758	1,110,904
Share-based payments [a] [c] [d] [h]	-	-	2,307,569	6,663,479	-	-
Share options exercised	-	-	22,382	563,747	-	-
Warrants expired	-	-	-	-	(54,100)	(463,935)
Balance, December 31, 2020	72	151,588	19,161,620	103,056,538	6,749,109	4,968,958
Shares issued [k]	-	-	15,480,462	38,341,407	-	-
Share-based payments [l]	-	-	1,462,558	3,751,412	100,000	98,513
Share cancellation [l]	-	-	(156,278)	-	-	-
Lucid acquisition [m]	-	-	4,502,392	7,023,732	112,162	70,563
Warrants expired	-	-	-	-	(4,476)	(617)
Balance, December 31, 2021	72	151,588	40,450,754	152,173,089	6,956,795	5,137,417
Share repurchase [n]	-	-	(1,999,800)	(7,523,117)	-	-
Shares-based payments [o]	-	-	158,144	169,500	-	-
Share cancellation [p]	-	-	(504,888)	(1,752,090)	-	-
PSU converted to shares	-	-	400,000	191,590	-	-
Warrants expired	-	-	-	-	(474,702)	(2,995,017)
Balance, December 31, 2022	72	151,588	38,504,210	143,258,972	6,482,093	2,142,400

Schedule of changes in warrants outstanding and weighted average exercise price
	Number of warrants	Weighted average
	#	C$
Outstanding as at December 31, 2019	467,451	10.20
Issued	6,335,758	5.27
Expired	(54,100)	4.97
Outstanding as at December 31, 2020	6,749,109	5.62
Issued	212,162	1.93
Expired	(4,476)	5.43
Outstanding as at December 31, 2021	6,956,795	5.50
Expired	(474,702)	8.54
Outstanding as at December 31, 2022	6,482,093	5.48

Schedule of fair value assumptions of warrants outstanding
	2021	2020
Grant date share price	C$2.00 - C$2.04	C$2.58 - C$4.00
Exercise price	C$1.53 - C$2.50	C$3.46 - C$5.80
Expected dividend yield	-	-
Risk free interest rate	0.43% - 0.46%	0.32% 0.36%
Expected life	1.19 - 2 years	5 years
Expected volatility	88% - 129%	118% - 121%

Schedule of number of warrants outstanding and exercise price
	Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
May 20, 2023	16.08	7,311
June 23, 2023	2.50	100,000
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
June 8, 2025	9.65	1,500,000
August 6, 2025 (i)	5.77	1,381,215
October 20, 2025 (ii)	3.52	3,454,543
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	5.48	6,482,093
	Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
November 30, 2022	1.21	46,242
December 31, 2022	2.43	65,920
May 20, 2023	16.08	7,311
June 23, 2023	2.50	100,000
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
June 8, 2025	9.65	1,500,000
August 6, 2025 (i)	5.40	1,381,215
October 20, 2025 (ii)	3.30	3,454,543
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	5.50	6,956,795
	Warrants Outstanding
	Exercise price	Number outstanding
Expiry Date	C$	#
August 1, 2021	5.43	4,476
May 24, 2022	18.09	163,535
September 15, 2022	4.42	199,005
May 20, 2023	16.08	7,311
July 24, 2023	13.07	3,357
September 11, 2023	5.43	22,382
May 4, 2025	26.73	3,730
May 10, 2025	26.73	1,865
May 17, 2025	26.73	3,730
May 31, 2025	26.73	1,865
June 8, 2025	9.65	1,500,000
August 6, 2025 (i)	5.42	1,381,215
October 20, 2025 (ii)	3.31	3,454,543
January 16, 2026	26.73	1,722
January 20, 2026	26.73	373
	5.62	6,749,109